Federal Funds Purchased and Repurchase Agreements - Information Related to Repurchase Agreements and Federal Funds Purchased (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Investment Holdings [Line Items]
Balance at end of year	$ 20,215,183	$ 18,766,590
Repurchase Agreements [Member]
Investment Holdings [Line Items]
Balance at end of year	20,215,183	16,766,590
Average balance during the year	19,137,272	17,361,715
Maximum month-end balance	22,736,128	19,653,770
Weighted-average rate during the year	0.74%	0.70%
Rate at December 31	0.76%	0.71%
Federal Funds Purchased [Member]
Investment Holdings [Line Items]
Balance at end of year		2,000,000
Average balance during the year	10,970	49,180
Maximum month-end balance		$ 2,000,000
Weighted-average rate during the year	0.30%	0.54%
Rate at December 31		0.20%